Research and Development Costs	12 Months Ended
Dec. 31, 2020
Research And Development Costs
Research and Development Costs

18. Research and development costs

Research and development costs amounted to EUR 4,789 thousand (2019: EUR 4,636 thousand; 2018: EUR 4,427 thousand) and include costs for clinical studies as well as expenses for regulatory activities, i.e. the granting, maintenance and expansion of our approvals.